Mobile Financial Services activities - Financial liabilities - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mobile Financial Services activities
Non-current financial liabilities	€ 30,535	€ 31,930	€ 31,922
Orange Bank Operating Segment Member | Operating segments [member]
Mobile Financial Services activities
Hedging credit portfolios reassessment	37
Non-current financial liabilities	100	110	27
Payables to customers	2,601	€ 1,787	€ 1,796
Orange Bank Operating Segment Member | Operating segments [member] | TLTRO
Mobile Financial Services activities
Repayments	601
Orange Bank Operating Segment Member | Operating segments [member] | RAISIN
Mobile Financial Services activities
Deposits collected	€ 1,200